VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Insurance and Participating Investment Contracts - Life and Annuity Insurance Product Line [Member] - Participating Life Insurance Contract [Member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Insurance and Participating Investment Contracts [Line Items]
Beginning Balance	£ 4,533	£ 4,702
Exchange and other adjustments	13	(4)
Movements in the year:
Movements in the year	(55)	(165)
Existing business:
Ending Balance	4,491	4,533
New business [Member]
Movements in the year:
Movements in the year	675	348
Expected return [Member]
Movements in the year:
Movements in the year	(304)	(318)
Experience variances [Member]
Movements in the year:
Movements in the year	(122)	(226)
Assumption changes [Member]
Movements in the year:
Movements in the year	(67)	(238)
Economic variance [Member]
Movements in the year:
Movements in the year	£ (237)	£ 269